Property, Plant and Equipment - Classification of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 14,367	$ 14,598
Accumulated depreciation	(5,298)	(5,170)
Property, plant and equipment, net	9,069	9,428
Interest Costs Capitalized	1	32	$ 34
Depreciation	366	358	$ 327
Gathering and transmission systems
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 8,560	8,815
Gathering and transmission systems | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	20 years
Gathering and transmission systems | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	50 years
Processing, storage, and terminal facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,134	5,102
Processing, storage, and terminal facilities | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	35 years
Processing, storage, and terminal facilities | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	60 years
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 502	485
Other | Minimum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	3 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Depreciable life of property, plant and equipment	30 years
Construction work in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 171	$ 196